Form N-1A Cover	Jan. 07, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 06, 2026
Prospectus Date	May 01, 2025